Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	3,593,750
Proposed Maximum Offering Price per Unit	96.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.50
Offering Note	(A) The amount registered assumes the exercise in full of the underwriters' option to purchase up to 468,750 additional shares of common stock. (B) The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (File No. 333-296897) in accordance with Rules 456(b) and 457(r) under the Securities Act.